Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans to group companies - long-term
Beginning balance	€ 1,934	€ 3,137
Additions / (repayments)	(427)	(1,248)
Transfer to short term	(829)
Other changes	(239)	45
Ending balance	439	1,934
Loans to group companies - short-term
Beginning balance	2,189	1,392
Additions / (repayments)	(563)	746
Transfer from long term	829
Other changes	(204)	51
Ending balance	2,251	2,189
Total	€ 2,690	€ 4,123